Submission	Nov. 03, 2025
Submission [Line Items]
Central Index Key	0001852244
Registrant Name	GXO Logistics, Inc.
Registration File Number	333-281757
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A